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
                                  UNITED STATES                             OMB APPROVAL
                       SECURITIES AND EXCHANGE COMMISSION               OMB Number:    3235-0582
                              WASHINGTON, DC 20549                      Expires:  March 31, 2006
                                                                        Estimated average burden
                                    FORM N-PX                           hours per response..14.4
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          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number 811-07358

              Duff & Phelps Utility and Corporate Bond Trust Inc.
               (Exact name of registrant as specified in charter)

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
    Nathan I. Partain
Duff & Phelps Utility and                                    John Sagan
Corporate Bond Trust Inc.                           Mayer, Brown, Rowe & Maw LLP
  55 East Monroe Street                                71 South Wacker Drive
 Chicago Illinois 60603                               Chicago, Illinois 60606
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               (Address of principal executive offices)(Zip code)

                 55 East Monroe Street, Chicago, Illinois 60603
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 312-541-5555

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 to June 30, 2006

         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder
(17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.




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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07358
Reporting Period: 07/01/2005 - 06/30/2006
Duff & Phelps Utility and Corporate Bond Trust Inc.









================ DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST ================
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                                 SIGNATURES




        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Duff & Phelps Utility and Corporate Bond Trust Inc.

By (Signature and Title)* Nathan I. Partain President and Chief Executive
                          Officer

Date August 2006

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